INVESTMENT IN EQUITY SECURITIES - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Stock Collar Transaction
Marketable Securities [Line Items]
Equity securities, loss			$ 2,288
Axon Enterprise, Inc
Marketable Securities [Line Items]
Equity security payment	70,613	70,613
Equity securities	$ 4,731	$ 4,611			$ 5,175
Sale of equity securities			$ 8,781	$ 5,591